Supplement dated May 1, 2010

to the

Prospectus dated May 1, 2006 for Park Avenue Life Millennium Series Variable Life Insurance Policy (PAL Millennium)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2006 for the Park Avenue Life Millennium Series Variable Life Insurance Policy (the “Policy”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account K and marketed under the name “PAL Millennium.”

Effective May 1, 2010, the following chart of fund names, objectives, and typical investments supersedes any charts contained in the May 1, 2006 prospectus or any subsequent supplement thereto:

Variable investment options

Fund	Investment Objectives	Typical Investments	Investment Advisor
RS Large Cap Alpha VIP Series (Class I)	Long-term capital appreciation	Normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be large-cap companies, those within the range of the Russell 1000 Index.	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS S&P 500 Index VIP Series (Class I)	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)	Normally invests at least 95% of its net assets in common stocks of companies in the S&P 500 Index, which emphasizes large U.S. companies	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield Bond VIP Series (Class I)	Current income; capital appreciation is a secondary objective.	Corporate bonds and other debt securities rated below investment grade; (“high yield,” lower quality debt securities are commonly referred to as “junk bonds”)	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series (Class I)	A high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Partners VIP Series (Class I)	Long-term growth.	Principally, equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index that the investment team believes possess improving returns on investment capital.	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111

PROSPECTUS	1

Fund	Investment Objectives	Typical Investments	Investment Advisor
RS Investment Quality Bond VIP Series (Class I)	To secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations, including corporate bonds, mortgage backed and asset-backed securities, and obligations of the U.S. government and its agencies	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series (Class I)	Seeks as high a level of current income as is consistent with liquidity and preservation of capital.	U.S. dollar-denominated high-quality, short-term instruments	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS International Growth VIP Series (Class I)	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities issued by foreign companies; does not usually focus its investments in a particular industry or country

RS Investment Management Co. LLC (Adviser)

388 Market Street

San Francisco, California 94111

Guardian Baillie Gifford Limited (Sub-adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN Scotland

RS Emerging Markets VIP Series (Class I)	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities of emerging market companies whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing

RS Investment Management Co. LLC (Adviser)

388 Market Street

San Francisco, California 94111

Guardian Baillie Gifford Limited (Sub-adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN Scotland

RS Small Cap Growth Equity VIP Series	Long-term capital appreciation	Common stocks of companies with small market capitalization which the investment team defines as those with market capitalizations of $3 billion or below at the time of initial purchase.	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	Securities in a global universe of companies in multiple industries that may benefit from long-term trends. The portfolio’s investments will not be restricted to any particular sector or industry	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth and Income Portfolio (Class B)	Long-term growth of capital	Equity securities of companies that the Advisor believes are undervalued	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies that are judged likely to achieve superior earnings growth	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105

2	PROSPECTUS

Fund	Investment Objectives	Typical Investments	Investment Advisor
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
Davis Financial Portfolio	Long-term growth of capital	Concentrates its investments in the financial sector.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income	Concentrates its investments in the real estate sector	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Value Portfolio	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	Normally invests primarily in common stocks. Invests in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Invests in domestic and foreign issuers. Allocates the fund’s assets across different market sectors, using different Fidelity managers. Invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Equity-Income Portfolio (Service Class 2)	Reasonable income; also considers potential for capital appreciation. Goal is to achieve a yield which exceeds the composite yield on the S&P 500 Index®	Normally invests at least 80% of assets in equity securities. Normally invests primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially invests in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	Capital growth	Normally invests primarily in common stocks. Invests in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Invests in domestic and foreign
		issuers.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

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Fund	Investment Objectives	Typical Investments	Investment Advisor
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Long-term growth of capital	Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index (S&P® MidCap 400)). Potentially invests in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. Invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Invesco V.I. Capital Appreciation Fund (Series I)	Long-term growth of capital	Common stocks	Invesco Advisers, Inc. 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.	Invesco Advisers, Inc. 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Invesco V.I. Utilities Fund (Series I)	Long-term growth of capital and secondarily, current income	Equity securities of issuers engaged primarily in utilities-related industries	Invesco Advisers, Inc. 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Forty Portfolio (Service Shares)	Seeks long-term growth of capital	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth
		companies.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Service Shares)	Seeks long-term growth of capital in a manner consistent with the preservation of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

4	PROSPECTUS

Fund	Investment Objectives	Typical Investments	Investment Advisor
Janus Aspen Worldwide Portfolio (Service Shares)	Seeks long-term growth of capital in a manner consistent with the preservation of capital	The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
MFS Growth Series (Initial Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Investors Trust Series (Initial Class)	Seeks capital appreciation	Invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS New Discovery Series (Initial Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Research Series (Initial Class)	Seeks capital appreciation	Invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Total Return Series (Initial Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017

Some of these funds may not be available in your state.

Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Guardian Investor Services LLC (“GIS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments and/or Rule 12b-1 fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such

PROSPECTUS	5

funds) that offer these arrangements. Other funds (or available classes of shares) may have lower fees which could lead to better overall investment performance.

As of December 31, 2009 we have entered into arrangements to receive revenue sharing payments and/or Rule 12b-1 fees from each of the following fund complexes (or affiliated entities): RS Investment Management, Invesco, AllianceBernstein, Davis, Fidelity, Gabelli, MFS, Janus and EULAV. Not all fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed .40% and .25%, respectively, in 2009. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

We may also benefit, indirectly, from assets invested in the RS Variable Products Trust because our affiliates receive compensation from the underlying mutual funds for investment advisory services. Thus, our affiliates receive more revenue with respect to these underlying mutual funds than unaffiliated underlying mutual funds. We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

This Supplement should be retained with the Prospectus for future reference.

6	PROSPECTUS